UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10341
                                                     ---------

                     UBS Tamarack International Fund L.L.C.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
               --------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2007
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                     UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)

                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007

                     UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)

                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007

                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital .....................   1

Statement of Operations ...................................................   2

Statements of Changes in Members' Capital .................................   3

Statement of Cash Flows ...................................................   4

Notes to Financial Statements .............................................   5

Schedule of Portfolio Investments .........................................   13

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2007

--------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (cost $1,954,224,321)                                     $2,117,884,760
Foreign cash, at value (cost $13,109,040)                                                         13,158,796
Cash and cash equivalents                                                                         16,184,488
Due from broker                                                                                   25,911,190
Unrealized appreciation on derivative contracts                                                   12,426,815
Receivables:
   Investments sold, not settled                                                                 132,093,074
   Dividends                                                                                       2,876,101
   Interest                                                                                          103,442
-------------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                                   2,320,638,666
-------------------------------------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value (proceeds of sales $456,350,901)                    454,148,502
Unrealized depreciation on derivative contracts                                                    9,270,005
Payables:
   Margin Loan                                                                                   448,160,829
   Investments purchased, not settled                                                            107,674,689
   Withdrawals payable                                                                             1,947,956
   UBS Admin Fee                                                                                   1,318,413
   Administration fee                                                                                339,305
   Professional fees                                                                                  88,019
   Other                                                                                           4,597,653
-------------------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                              1,027,545,371
-------------------------------------------------------------------------------------------------------------

NET ASSETS                                                                                    $1,293,093,295
-------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                                     $1,124,023,891
Accumulated net unrealized appreciation on investments in securities,
   derivative contracts, and other assets and liabilities denominated in foreign currencies      169,069,404
-------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                              $1,293,093,295
-------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007

--------------------------------------------------------------------------------

INVESTMENT INCOME

Dividends (less net foreign withholding taxes of $4,605,892)                                  $   19,372,029
Interest                                                                                             646,466
-------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                                           20,018,495
-------------------------------------------------------------------------------------------------------------

EXPENSES

UBS Admin Fee                                                                                      7,359,918
Dividends                                                                                          4,828,889
Administration fee                                                                                   632,430
Custody fee                                                                                          588,555
Interest                                                                                           8,195,220
Professional fees                                                                                    214,378
Miscellaneous                                                                                        226,900
-------------------------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                                    22,046,290
-------------------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                               (2,027,795)
-------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS, DERIVATIVE
          CONTRACTS, AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain (loss) from:
   Investments                                                                                   193,101,620
   Foreign currency transactions                                                                 (44,425,356)
Change in net unrealized appreciation/depreciation from:
   Investments and derivative contracts                                                           18,547,059
   Other assets and liabilities denominated in foreign currencies                                 23,777,935
-------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS,
   AND FOREIGN CURRENCY TRANSACTIONS                                                             191,001,258
-------------------------------------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                                      $  188,973,463
-------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
         PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007 (UNAUDITED) AND YEAR ENDED
                                                               DECEMBER 31, 2006
--------------------------------------------------------------------------------

                                                                      MANAGER            MEMBERS             TOTAL
----------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2006                                  23,648,766        700,318,401        723,967,167

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
   Net investment income (loss)                                          (9,953)         6,258,371          6,248,418
   Net realized gain from investments, derivative
      contracts and foreign currency transactions                       271,272        100,471,130        100,742,402
   Change in net unrealized appreciation/depreciation
      from investments, derivative contracts, and
      other assets and liabilities denominated in
      foreign currencies                                                 77,227         45,286,595         45,363,822
Incentive allocation                                                 30,413,056        (30,413,056)                --
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
   DERIVED FROM OPERATIONS                                           30,751,602        121,603,040        152,354,642
----------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
   Proceeds from Members' subscriptions                                      --        352,761,320        352,761,320
   Members' withdrawals                                             (22,614,771)       (53,537,112)       (76,151,883)
   Offering costs                                                            (8)            (3,980)            (3,988)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
   FROM CAPITAL TRANSACTIONS                                        (22,614,779)       299,220,228        276,605,449
----------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JANUARY 1, 2007                             $    31,785,589    $ 1,121,141,669    $ 1,152,927,258
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
   Net investment loss                                                  (19,009)        (2,008,786)        (2,027,795)
   Net realized gain from investments, derivative
      contracts and foreign currency transactions                       355,287        148,320,977        148,676,264
   Change in net unrealized appreciation/depreciation
      from investments, derivative contracts, and
      other assets and liabilities denominated in
      foreign currencies                                                 99,916         42,225,078         42,324,994
Incentive allocation                                                 37,064,887        (37,064,887)                --
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
   DERIVED FROM OPERATIONS                                           37,501,081        151,472,382        188,973,463
----------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
   Proceeds from Members' subscriptions                                      --         43,021,068         43,021,068
   Members' withdrawals                                             (30,176,603)       (61,650,438)       (91,827,041)
   Offering costs                                                            (3)            (1,450)            (1,453)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
   FROM CAPITAL TRANSACTIONS                                        (30,176,606)       (18,630,820)       (48,807,426)
----------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2007                               $    39,110,064    $ 1,253,983,231    $ 1,293,093,295
----------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                                         STATEMENT OF CASH FLOWS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                   PERIOD FROM JANUARY 1, 2007 TO  JUNE 30, 2007

--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' capital derived from operations                                      $   188,973,463
Adjustments to reconcile net increase in Members' capital derived from operations to net cash provided by operating activities:
Purchases of investments                                                                       (3,521,527,694)
Proceeds from disposition of investments                                                        2,910,706,067
   Proceeds received from short sales                                                             955,995,501
   Cost to cover short sales                                                                     (713,388,094)
Net realized gain from investments                                                               (193,101,620)
Change in net unrealized appreciation/depreciation from investments                               (42,324,994)
   and derivative contracts:
   Changes in assets and liabilities:
      (Increase) decrease in assets:
         Due from brokers                                                                          46,708,224
         Investments sold, not settled                                                           (132,093,074)
         Dividends                                                                                 (1,940,383)
         Interest                                                                                      23,404
         Other                                                                                          3,392
      Increase (decrease) in payables:
         Due to brokers                                                                           448,160,829
         Investments purchased, not settled                                                       107,852,066
         Management Fee                                                                               167,479
         Administration fee                                                                           130,839
         Professional fees                                                                           (134,827)
         Interest                                                                                   2,426,854
         Dividends                                                                                  1,711,811
         Other                                                                                       (782,430)
--------------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                                          57,566,813

CASH FLOWS FROM FINANCING ACTIVITIES
Members' subscriptions                                                                             43,021,068
Adviser withdrawals                                                                               (30,176,603)
Members' withdrawals                                                                              (61,746,577)
Offering costs                                                                                         (1,453)
--------------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                                             (48,903,565)

Net increase in cash and cash equivalents                                                           8,663,248
Cash and cash equivalents--beginning of period                                                      7,521,240
--------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                                      $    16,184,488
--------------------------------------------------------------------------------------------------------------

Supplemental cash flows disclosure:
   Interest paid                                                                              $     5,387,912
--------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

      1.    ORGANIZATION

            UBS Tamarack International Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on
            February  14,  2001.  The Fund is  registered  under the  Investment
            Company Act of 1940 (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund will seek to achieve its investment objective by investing, both long and short, primarily in equity securities of foreign issuers, with emphasis on mid-sized capitalization issuers in the developed markets outside the United States. The Fund commenced operations on July 2, 2001.

            The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Tamarack Management, L.L.C. (the "Adviser"), a Delaware limited liability company, to provide investment advice to the Fund.

            The Adviser is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA") and Reach Capital Management L.L.C. ("RCMLLC"). UBSFA is the Managing Member of the Adviser and is a direct, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by RCMLLC manage the Fund's investment portfolio on behalf of the Adviser under the oversight of UBSFA's personnel. RCMLLC is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

            Initial and additional applications for interests by eligible Members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

            The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year in March and September. A Member's interest, or portion thereof, in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion.

      2.    SIGNIFICANT ACCOUNTING POLICIES

            A. PORTFOLIO VALUATION

            Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

      2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

            A. PORTFOLIO VALUATION (CONTINUED)

            Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold, not yet purchased, as reported by such exchange. Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges. Listed options are valued using the last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable securities for which market quotations are readily available are valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such securities.

            If market quotations are not readily available, the securities and options described above are valued at fair value as determined in good faith by, or under the supervision of, the Directors. The Fund held no such securities as of June 30, 2007.

            Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units. Debt securities purchased with remaining maturities of 60 days or less, absent unusual circumstances, are valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

            All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

            On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time when determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued at fair value as determined in good faith, pursuant to policies established by the Directors.

            Foreign-denominated assets may involve more risks than domestic transactions, including political, economic and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

      2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

            B. SECURITIES TRANSACTIONS AND INCOME RECOGNITION

            Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis net of foreign withholding taxes and reclaims, if applicable. Interest income and expense is recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the interest method. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represents net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

            C. FUND COSTS

            The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

            D. INCOME TAXES

            No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

            E. CASH AND CASH EQUIVALENTS

            Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

      2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

            F. USE OF ESTIMATES

            The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

      3.    RELATED PARTY TRANSACTIONS

            UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund pays UBSFA a monthly fee (the "Fee") at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Adviser's capital account. The UBS Admin Fee is paid to UBSFA out of the Fund's assets and debited against the Members' capital account, excluding the Adviser's capital account. A portion of the UBS Admin Fee is paid by UBSFA to RCMLLC.

            UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund. The Fund also may distribute interests through brokers or dealers with which it has entered into distribution agreements. Placement fees, if any, charged on contributions are debited against the contribution amounts to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

            The Fund may execute portfolio transactions through UBS FSI and its affiliates. During the period from January 1, 2007 to June 30, 2007, UBS FSI and its affiliates earned brokerage commissions of $616,793 from portfolio transactions executed on behalf of the Fund.

            The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the UBS Admin Fee which is similarly allocated to all Members other than the Adviser as described above. Upon a Member's withdrawal from the Fund and generally, at the end of each fiscal year thereafter, the Adviser is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits (defined as net increase in Member Capital derived from operations) if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation is made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member.

            The Incentive Allocation for the period from January 1, 2007 to June 30, 2007 and the year ended December 31, 2006 was $37,064,887 and $30,413,056, respectively, and has been recorded as an increase to the Adviser's capital account; such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund. For Members which were not in the Fund for twelve months as of the period from January 1, 2007 to June 30, 2007 and as of the year ended December 31, 2006, an Incentive Allocation period has not occurred and therefore no amount has been recorded in the financial statements with respect to such Members.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

      3.    RELATED PARTY TRANSACTIONS (CONTINUED)

            Each Director of the Fund receives an annual retainer of $7,500 plus a fee for each meeting attended. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed by the Fund related to Directors for the period from January 1, 2007 to June 30, 2007 were $14,856, which is included in miscellaneous expense.

            As described in the private placement memorandum, certain brokerage arrangements provide that RCMLLC receives soft dollar credits related to brokerage commissions paid by the Fund. Such credits can be used by RCMLLC for research and related services that would then be paid for, or provided by, the broker. The research services obtained by RCMLLC through the use of soft dollar credits can be for the benefit of the Fund or other accounts managed by RCMLLC.

      4.    ADMINISTRATION AND CUSTODIAN FEES

            PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

            PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

      5.    SECURITIES TRANSACTIONS

            Aggregate purchases and proceeds from sales of investment securities for the period from January 1, 2007 to June 30, 2007 amounted to $4,234,915,788 and $3,866,701,568, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $713,388,094 and $995,995,501, respectively. Net realized losses resulting from short positions was $26,606,954 for the period from January 1, 2007 to June 30, 2007.

      6.    DUE TO BROKERS

            The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

      6.    DUE TO BROKERS (CONTINUED)

            as collateral for the margin borrowings, which are maintained in a segregated account held by the custodian. For the period from January 1, 2007 to June 30, 2007, the Fund's average interest rate paid on borrowings was 5.71% per annum and the average borrowings outstanding were $190,176,875. The Fund had borrowings of $448,160,829 outstanding at June 30, 2007. Interest expense, relating to these borrowings, for the period January 1, 2007 to June 30, 2007 was $5,387,912.

      7.    DUE FROM BROKERS

            Securities sold, not yet purchased represent obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker (Morgan Stanley & Co., Incorporated) is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased.

      8. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

            Derivative contracts serve as components of the Fund's investment strategies and are utilized to structure and hedge investments to enhance performance and reduce risk to the Fund as well as for speculative purposes and other independent profit opportunities. The derivative contracts that the Fund holds include foreign currency forwards and futures contracts, options, and swaps.

            Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

            Swaps represent agreements that obligate two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or otherwise determined notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Therefore, amounts required for the future satisfaction of the swap may be greater or less than the amount recorded. The ultimate gain or loss depends upon the price or rate at which the underlying financial instrument of the swap is valued at the swap's settlement date. The Fund is subject to the market risk associated with changes in the value of the underlying asset, as well as exposure to credit risk associated with counterparty nonperformance on swap contracts which is limited to the unrealized gains inherent in such contracts which are recognized on the Statement of Assets, Liabilities and Members' Capital. The unrealized gain or loss, rather than the contract amount, represents the approximate cash to be received or paid, respectively.

            The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

      8. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

            or portfolio positions. The Fund may also purchase and sell forward contracts to seek to increase total return. All commitments are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. During the year ended December 31, 2006, the Fund did not trade any futures contracts or engage in option transactions.

            The following table reflects the fair value of the Fund's derivative financial instruments included in the Statement of Assets, Liabilities and Members' Capital. The values shown below are before taking into effect offsetting permitted under FASB Interpretation No. 39, "Offsetting of Amounts Related to Certain Contracts", and do not include the effects of collateral held or pledged.

                                                   FAIR VALUE AT
                                                   JUNE 30, 2007
                                          -------------------------------
                                              ASSETS        LIABILITIES
                                          -------------------------------

               Currency forwards              12,426,815       9,270,005
                                          -------------------------------
                                          $   12,426,815   $   9,270,005
                                          ===============================

      9.    INDEMNIFICATION

            In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels the likelihood of such an event is remote.

      10.   NEW ACCOUNTING PRONOUNCEMENTS

            On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

      11.   FINANCIAL HIGHLIGHTS

            The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                                                       PERIOD FROM
                                                                                                                      JULY 2, 2001
                                                                                                                      (COMMENCEMENT
                                             PERIOD FROM                                                                   OF
                                           JANUARY 1, 2007                                                             OPERATIONS)
                                              THROUGH                         YEARS ENDED DECEMBER 31,                   THROUGH
                                            JUNE 30, 2007                   --------------------------                 DECEMBER 31,
                                             (UNAUDITED)         2006           2005          2004          2003          2002
                                           ---------------  --------------  ------------  ------------  ------------  -------------
Ratio of net investment income (loss)
to average net assets***                        (0.34)%*          0.66%          0.30%        (0.55)%       (0.28)%       (0.28)%*
Ratio of total  expenses  to average net
assets before incentive fee***                   2.40%*           1.77%          1.78%         1.68%         2.13%         2.29%*
Ratio of total  expenses  to average net
assets after incentive fee****                   8.55%*           4.98%          5.84%         4.00%         6.80%         2.29%*
Portfolio turnover rate                        176.43%          389.87%        338.96%       402.73%       548.82%       669.30%
Total return before incentive
allocation**                                    16.86%           17.69%         20.34%        11.83%        31.49%        (4.30)%
Total return after incentive
allocation**                                    13.49%           14.15%         16.27%         9.46%        25.19%        (4.30)%
Average debt ratio***                           15.73%            0.39%          1.80%         0.00%         0.00%         0.00%
Net asset value at end of period           $ 1,293,093,295  $1,152,927,258  $723,967,167  $430,461,590  $233,972,635  $ 138,165,531

   *  Annualized.

  ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Adviser, and does not reflect the deduction of sales loads, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized. An individual member's ratios and return may vary from the above based on incentive allocation, if applicable, and the timing of capital transactions.

 *** The average net assets used in the above ratio are calculated using pre-tender net assets.

**** Ratio of total expenses to average net assets after incentive allocation to the Manager, may vary from the above, for individual Members due to incentive allocation, if applicable, and timing of capital transactions.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2007

  SHARES                                                                              MARKET VALUE
------------------------------------------------------------------------------------------------------
             INVESTMENTS IN SECURITIES (163.78%)
             COMMON STOCK (163.18%)
             AEROSPACE/DEFENSE - EQUIPMENT (1.01%)
   169,369   Zodiac SA (France) **                                                 $       13,015,364
                                                                                   -------------------
             AIRLINES (1.85%)
 6,665,987   Aer Lingus - (Ireland) *,**, (a)                                              23,947,282
                                                                                   -------------------
             ATHLETIC FOOTWEAR (0.15%)
   626,131   Yue Yuen Industrial Holdings Ltd.- (Hong Kong) **                              1,941,845
                                                                                   -------------------
             AUTO - CARS/LIGHT TRUCKS (10.83%)
   505,936   DaimlerChrysler AG - (Germany) **, (a)                                        46,866,931
 1,222,403   Fiat SpA - (Italy) **, (a)                                                    36,435,679
    14,496   Porsche AG - (Germany) **, (a)                                                25,881,519
   191,275   Renault SA - (France) **                                                      30,795,058
                                                                                   -------------------
                                                                                          139,979,187
                                                                                   -------------------
             BEVERAGES - WINES/SPIRITS (1.68%)
 1,612,824   C&C Group PLC - (Ireland) **                                                  21,738,404
                                                                                   -------------------
             BREWERY (0.77%)
 5,590,469   San Miguel Corp - Class B - (Philippines) **                                   9,911,750
                                                                                   -------------------
             BUILDING & CONSTRUCTION - MISCELLANEOUS (0.64%)
 2,403,272   Gamuda Berhad - (Malaysia) **                                                  5,603,574
 1,087,200   Ijm Corporation Berhad - (Malaysia) **                                         2,629,434
                                                                                   -------------------
                                                                                            8,233,008
                                                                                   -------------------
             BUILDING - HEAVY CONSTRUCTION (0.67%)
31,271,162   Hkc Holdings Ltd. - (Hong Kong) **                                             8,718,428
                                                                                   -------------------
             BUILDING PRODUCTS - CEMENT/AGGREGATE (6.27%)
 1,311,769   CRH PLC  - (Ireland) **, (a)                                                  64,893,980
   522,580   Italcementi Spa - (Italy) **                                                  16,176,238
                                                                                   -------------------
                                                                                           81,070,218
                                                                                   -------------------
             CELLULAR TELECOMMUNICATIONS (4.24%)
 2,576,189   China Mobile Ltd. - (Hong Kong) **                                            27,658,976
 8,075,961   Vodafone Group PLC - (United Kingdom) **                                      27,188,842
                                                                                   -------------------
                                                                                           54,847,818
                                                                                   -------------------
             CHEMICALS - DIVERSIFIED (3.45%)
   903,659   Koninklijke Dsm Nv - (Netherlands) **                                         44,606,905
                                                                                   -------------------
             COAL (2.37%)
 2,363,684   Banpu Public Company Limited - (Portugal) **                                  18,348,076
48,622,321   Bumi Resources Tbk Pt - (Indonesia) **, (a)                                   12,243,030
                                                                                   -------------------
                                                                                           30,591,106
                                                                                   -------------------
             COMMERCIAL BANKS - NON US (9.54%)
 1,184,522   Banco Espirito Santo S.A. - (Portugal) **, (a)                                26,363,949

     The preceding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2007

  SHARES                                                                              MARKET VALUE
------------------------------------------------------------------------------------------------------
             COMMON STOCK (CONTINUED)
             COMMERCIAL BANKS - NON US (CONTINUED)
 2,523,302   Banif, Sgps, Sa - (Portugal) **, (a)                                  $       20,719,675
 4,952,180   Bank Of Ayudhya Public Co. Ltd. - (Thailand) **                                3,528,562
 1,684,600   Bank Of Ayudhya Public Co. Ltd. - (Thailand) **                                1,195,444
30,919,896   China Construction Bank Corporation - (China) **                              21,274,432
 5,609,352   UniCredito Italiano SpA - (Italy) **, (a)                                     50,226,897
                                                                                   -------------------
                                                                                          123,308,959
                                                                                   -------------------
             COMMERCIAL SERVICES (2.83%)
 2,446,919   Eag Ltd - (United Kingdom) *,**                                               13,893,464
 1,151,854   Intertek Group PLC - (United Kingdom) **, (a)                                 22,740,346
                                                                                   -------------------
                                                                                           36,633,810
                                                                                   -------------------
             CONSULTING SERVICES (1.39%)
 3,436,200   Xchanging Ltd - (United Kingdom) *,**, (a)                                    17,924,882
                                                                                   -------------------
             DATA PROCESSING/MANAGEMENT (3.34%)
   172,201   Cie Generale De Geophysique-Veritas - (France) **                             43,243,280
                                                                                   -------------------
             DIVERSIFIED MANUFACTURING OPERATIONS (7.27%)
 1,023,267   Aalberts Industries Nv - (Netherkands) **, (a)                                28,123,120
 6,061,280   Invensys Plc - (United Kingdom) **                                            46,576,586
   193,973   Nkt Holdings A/S - (Denmark) **                                               19,326,191
                                                                                   -------------------
                                                                                           94,025,897
                                                                                   -------------------
             DIVERSIFIED MINERALS (2.50%)
 1,160,279   BHP Billiton PLC - (United Kingdom) **, (a)                                   32,358,007
                                                                                   -------------------
             DIVERSIFIED OPERATIONS (5.51%)
   802,688   DCC PLC - (Ireland) **, (a)                                                   27,047,520
 5,251,358   First Pacific Co. Ltd. - (Hong Kong) **                                        3,794,527
   912,747   Gea Group AG - (Germany) **, (a)                                              31,816,217
   796,000   Keppel Corp. Ltd. - (Singapore) **                                             6,500,082
   819,000   Nws Holdings Ltd - (Hong Kong) **                                              2,042,472
                                                                                   -------------------
                                                                                           71,200,818
                                                                                   -------------------
             E-COMMERCE/SERVICES (2.62%)
 2,691,974   Rightmove Plc - (United Kingdom) **, (a)                                      33,918,375
                                                                                   -------------------
             E-SERVICES/CONSULTING (1.40%)
   623,348   Tradedoubler - (Sweden) **, (a)                                               18,089,928
                                                                                   -------------------
             ELECTRIC - GENERATION (2.87%)
 2,070,871   British Energy Group Plc - (United Kingdom) **                                22,477,854
12,898,019   Huaneng Power International, Inc. - (Hong Kong) **                            14,647,842
                                                                                   -------------------
                                                                                           37,125,696
                                                                                   -------------------
             ELECTRIC - INTEGRATED (3.38%)
   403,413   Electricite De France - (France) **, (a)                                      43,738,852
                                                                                   -------------------

     The preceding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2007

  SHARES                                                                              MARKET VALUE
------------------------------------------------------------------------------------------------------
             COMMON STOCK (CONTINUED)
             ELECTRONIC COMPONENTS - SEMICONDUCTORS (2.22%)
 9,131,279   ARM Holdings PLC - (United Kingdom) **, (a)                           $       26,839,460
   528,985   Everlight Electronics Co, Ltd. - (Taiwan) **                                   1,891,186
                                                                                   -------------------
                                                                                           28,730,646
                                                                                   -------------------
             ELECTRONIC PARTS DISTRIBUTORS (0.67%)
   401,897   Rexel Sa - (Sweden) *,**                                                       8,689,929
                                                                                   -------------------
             ELECTRONICS - MILITARY (1.29%)
   651,146   Safran SA - (France) **                                                       16,699,885
                                                                                   -------------------
             ENGINEERING/R&D SERVICES (5.27%)
   871,287   ABB Ltd - (Switzerland) **, (a)                                               19,763,201
   941,478   ABB Ltd. - (Sweden) **, (a)                                                   21,418,446
   316,178   Arcadis NV - (Netherlands) **, (a)                                            26,901,861
                                                                                   -------------------
                                                                                           68,083,508
                                                                                   -------------------
             ENTERPRISE SOFTWARE/SERVICES (0.66%)
   166,363   SAP AG - (Germany) **                                                          8,553,616
                                                                                   -------------------
             FINANCE - INVESTMENT BANKER/BROKER (0.73%)
    60,291   Avanza Ab **                                                                   1,118,828
75,982,714   Rexcapital Financial Holdings Ltd. - (Hong Kong) **                            8,259,836
                                                                                   -------------------
                                                                                            9,378,664
                                                                                   -------------------
             FINANCE - OTHER SERVICES (6.96%)
   331,466   Deutsche Boerse AG - (Germany) **, (a)                                        37,491,596
 8,854,738   IG Group Holdings PLC - (United Kingdom) **, (a)                              52,541,807
                                                                                   -------------------
                                                                                           90,033,403
                                                                                   -------------------
             FOOD - CONFECTIONARY (1.00%)
       436   Lindt & Spruengli AG - (Switzerland) **, (a)                                  12,917,069
                                                                                   -------------------
             FOOD - MISCELLANEOUS/DIVERSIFIED (2.55%)
 2,419,566   Cadbury Schweppes PLC - (United Kingdom) **                                   33,010,410
       495   Fu Ji Food & Catering Services - (Hong Kong) **                                    1,703
                                                                                   -------------------
                                                                                           33,012,113
                                                                                   -------------------
             HUMAN RESOURCES (10.51%)
   846,258   Adecco SA - (Switzerland) **, (a)                                             65,561,519
   871,838   Capita Group PLC - (United Kingdom) *,**                                      12,699,217
 1,923,207   Vedior Nv-Cva - (Netherlands) **                                              57,687,898
                                                                                   -------------------
                                                                                          135,948,634
                                                                                   -------------------
             INDUSTRIAL AUTOMATION/ROBOTICS (0.15%)
    69,948   Hanla Level Co. Ltd - (South Korea) *,**                                       1,960,876
                                                                                   -------------------
             INDUSTRIAL GASES (3.41%)
   334,969   Air Liquid Sa - (France) **, (a)                                              44,081,059
                                                                                   -------------------

     The preceding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2007

  SHARES                                                                              MARKET VALUE
------------------------------------------------------------------------------------------------------
             COMMON STOCK (CONTINUED)
             INSTRUMENTS - CONTROLS (2.11%)
 1,486,550   Rotork PLC - (United Kingdom) **, (a)                                 $       27,230,451
                                                                                   -------------------
             INVESTMENT COMPANIES (2.48%)
   208,451   Eurazeo - (France) **, (a)                                                    30,151,129
 2,404,000   Gallant Venture Ltd - (Singapore) *,**                                         1,915,976
                                                                                   -------------------
                                                                                           32,067,105
                                                                                   -------------------
             INVESTMENT MANAGEMENT/ADVISORY SERVICES (3.18%)
 4,535,252   New Star Asset Management Group Ltd. - (United Kingdom) **, (a)               41,128,644
                                                                                   -------------------
             MACH TOOLS & REL PRODUCTS (3.88%)
 2,477,107   Sandvik Ab - (Sweden) **, (a)                                                 50,212,605
                                                                                   -------------------
             MEDICAL - BIOMEDICAL/GENETICS (3.58%)
   720,972   Genmab A/S - (Denmark) *,**, (a)                                              46,253,058
                                                                                   -------------------
             MEDICAL - DRUGS (2.82%)
 1,323,427   Elan Corp. PLC - ADR - (Ireland) *,**                                         29,022,754
   344,540   Elan Corporation Plc - (Ireland) *,**                                          7,491,619
                                                                                   -------------------
                                                                                           36,514,373
                                                                                   -------------------
             MEDICAL - HOSPITALS (0.35%)
   403,955   Southern Cross Healthcare Limited - (United Kingdom) **                        4,583,214
                                                                                   -------------------
             MULTIMEDIA (0.13%)
 1,292,777   Astro All Asia Networks Plcv - (Malaysia) **                                   1,677,521
                                                                                   -------------------
             OFFICE AUTOMATION & EQUIPMENT (0.90%)
    78,975   Neopost SA - (France) **, (a)                                                 11,573,628
                                                                                   -------------------
             OIL - FIELD SERVICES (1.98%)
 2,849,125   Petrofac Ltd. - (United Kingdom) **, (a)                                      25,666,247
                                                                                   -------------------
             OIL COMPANIES - INTEGRATED (3.02%)
   480,633   Total Sa - (France) **, (a)                                                   39,115,856
                                                                                   -------------------
             OIL REFINING & MARKETING (2.60%)
   326,977   Petroplus Holdings Ag - (Switzerland) *,**, (a)                               33,562,097
                                                                                   -------------------
             OPTICAL SUPPLIES (2.51%)
   834,056   Luxottica Group Spa - (Italy) **, (a)                                         32,418,740
                                                                                   -------------------
             PROPERTY/CASUALTY INSURANCE (0.14%)
   451,940   The Fuji Fire And Marine Insurance Co., Ltd. - (Japan) **                      1,804,174
                                                                                   -------------------
             REAL ESTATE MANAGEMENT /SERVICE (0.03%)
    49,506   CBo Territoria - (France) *,**                                                   361,045
                                                                                   -------------------
             REAL ESTATE OPERATIONS/DEVELOPMENT (3.81%)
   647,000   Capitaland Limited - (Singapore) **                                            3,423,616
 4,674,893   Delek Global Real Estate Ltd *                                                18,336,776
 2,292,589   Hang Lung Properties Ltd. - (Hong Kong) **                                     7,901,738

     The preceding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2007

  SHARES                                                                              MARKET VALUE
------------------------------------------------------------------------------------------------------
             COMMON STOCK (CONTINUED)
             REAL ESTATE OPERATIONS/DEVELOPMENT (CONTINUED)
   228,250   Icade - (France) **                                                   $       17,663,450
 1,354,000   Shun Tak Holdings Limited - (Hong Kong) **                                     1,991,380
                                                                                   -------------------
                                                                                           49,316,960
                                                                                   -------------------
             RETAIL - APPAREL/SHOE (1.00%)
   218,419   Hennes & Mauritz AB - (Sweden) **                                             12,948,044
     2,923   Kappahl Holding Ab - (Sweden) **                                                  32,929
                                                                                   -------------------
                                                                                           12,980,973
                                                                                   -------------------
             RETAIL - BOOKSTORE (1.31%)
 2,117,589   Wh Smith Plc (United Kingdom) **                                              16,962,549
                                                                                   -------------------
             RETAIL -  BUILDING PRODUCTS (0.93%)
   298,392   Praktiker Bau Holdings AG - (Germany) **                                      12,089,784
                                                                                   -------------------
             RETAIL - RESTAURANTS (0.07%)
    49,600   Doutor Coffee Co., Ltd. - (Japan) **                                             919,746
                                                                                   -------------------
             SCHOOLS (0.49%)
    32,206   Megastudy Co., Ltd. - (South Korea) **                                         6,274,575
                                                                                   -------------------
             SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS (0.25%)
 5,292,000   United Microelectronics Corp. (Taiwan) **                                      3,196,197
                                                                                   -------------------
             SEMICONDUCTOR EQUIPMENT (4.07%)
 1,900,968   Asml Holding NV (Netherlands) *,**                                            52,630,657
                                                                                   -------------------
             SHIPPING & TRANSPORT (1.01%)
 1,109,408   Vt Group Plc - (United Kingdom) **                                            13,087,996
                                                                                   -------------------
             TELEVISION (1.57%)
   514,280   ProSiebenSat.1 Media AG - (Germany) **                                        20,336,717
                                                                                   -------------------
             TEXTILE - PRODUCTS (0.44%)
 5,501,000   Far Eastern Textile Co Ltd.- (Taiwan) **                                       5,632,223
                                                                                   -------------------
             WIRELESS EQUIPMENT (6.52%)
   890,463   Draka Holding N.V. - (Netherlands) (a)                                        45,097,999
 9,793,069   Telefonaktiebolaget LM Ericsson - (Sweden) **                                 39,216,833
                                                                                   -------------------
                                                                                           84,314,832
                                                                                   -------------------
             TOTAL COMMON STOCK (Cost $1,946,729,664)                                   2,110,171,188
                                                                                   -------------------
             WARRANTS (0.60%)
             APPLICATIONS SOFTWARE (0.17%)
    29,584   Financial Technologies Ltd. - (India)                                          2,192,633
                                                                                   -------------------
             DIVERSIFIED OPERATIONS (0.43%)
   924,511   Max India Ltd                                                                  5,520,939
                                                                                   -------------------
             TOTAL WARRANTS (Cost $7,494,657)                                               7,713,572
                                                                                   -------------------
             INVESTMENTS IN SECURITIES (Cost $1,954,224,321)                            2,117,884,760
                                                                                   -------------------

     The preceding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2007

  SHARES                                                                              MARKET VALUE
-----------------------------------------------------------------------------------------------------
             SECURITIES SOLD, NOT YET PURCHASED ((35.12)%)
             COMMON STOCK SOLD, NOT YET PURCHASED ((35.12)%)
             AIRLINES ((3.46)%)
  (281,618)  Air France - Klm - (France) **                                        $    (13,155,916)
(3,710,004)  Iberia Lineas Aereas De Espana - (Spain) **                                (18,538,997)
(1,941,625)  Ryanair Holdings Plc - (Ireland) *,**                                      (13,006,402)
                                                                                   ------------------
                                                                                        (44,701,315)
                                                                                   ------------------
             APPAREL MANUFACTURERS ((0.63)%)
   (71,451)  Hermes International - (France) **                                          (8,097,150)
                                                                                   ------------------
             AUDIO/VIDEO PRODUCTS ((0.99)%)
  (672,008)  Thomson - (France) **                                                      (12,824,095)
                                                                                   ------------------
             BUILDING - HEAVY CONSTRUCTION ((0.70)%)
   (91,758)  Grupo Ferrovial SA (Spain) **                                               (9,052,620)
                                                                                   ------------------
             COMMERCIAL BANKS - NON US ((3.15)%)
  (950,874)  Anglo Irish Bank Corp PLC - (Ireland) **                                   (19,519,860)
   (74,711)  Raiffeisen International Bank-Holding AG - (Austria) **                    (11,876,026)
   (50,237)  Societe Generale - (France) **                                              (9,331,066)
                                                                                   ------------------
                                                                                        (40,726,952)
                                                                                   ------------------
             FINANCIAL SERVICES ((1.15)%)
  (591,547)  Irish Life & Permanent PLC - (Ireland) **                                  (14,931,680)
                                                                                   ------------------
             INDUSTRIAL GASES ((0.10)%)
(1,112,317)  China Energy Ltd. - (China) *,**                                            (1,257,102)
                                                                                   ------------------
             MEDICAL - DRUGS ((5.67)%)
  (424,463)  AstraZeneca PLC - (United Kingdom) **                                      (22,848,887)
  (955,296)  GlaxoSmithKline PLC - (United Kingdom) **                                  (25,012,264)
  (143,565)  Roche Holding AG - (Switzerland) **                                        (25,465,919)
                                                                                   ------------------
                                                                                        (73,327,070)
                                                                                   ------------------
             MORTGAGE BANKS ((2.46)%)
(3,194,390)  Bradford & Bingley PLC - (United Kingdom) *, **                            (25,331,701)
  (371,135)  Northern Rock PLC - (United Kingdom) *, **                                  (6,463,327)
                                                                                   ------------------
                                                                                        (31,795,028)
                                                                                   ------------------
             PAPER & FOREST PRODUCTS ((1.01)%)
  (775,763)  Svenska Cellulosa Ab - (Sweden) **                                         (13,010,084)
                                                                                   ------------------
             PAPER & RELATED PRODUCTS ((2.44)%)
  (431,906)  Norske Skogindustrier Asa - (Norway) **                                     (6,230,310)
(1,009,474)  Smurfit Kappa Group Plc - (Ireland) *,**                                   (25,345,917)
                                                                                   ------------------
                                                                                        (31,576,227)
                                                                                   ------------------

     The preceding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2007

  SHARES                                                                              MARKET VALUE
-----------------------------------------------------------------------------------------------------
             COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
             REAL ESTATE OPERATIONS/DEVELOPMENT ((1.54)%)
  (569,701)  Land Securities Group PLC - (United Kingdom) **                       $    (19,922,732)
                                                                                   ------------------
             RETAIL - APPAREL/SHOE ((1.00)%)
  (321,220)  Next PLC - (United Kingdom)**                                              (12,947,534)
                                                                                   ------------------
             RETAIL - CONSUMER ELECTRONICS ((0.46)%)
  (947,132)  Kesa Electricals Plc - (United Kingdom) **                                  (5,981,096)
                                                                                   ------------------
             RETAIL - MAJOR DEPARTMENT STORES ((1.00)%)
(4,990,116)  Debenhams Plc - (United Kingdom) **                                        (12,990,400)
                                                                                   ------------------
             RETAIL - PUBS ((1.77)%)
(1,293,629)  Mitchells & Butlers Plc - (United Kingdom) **                              (22,827,067)
                                                                                   ------------------
             RETAIL - SPORTING GOODS ((1.02)%)
(2,557,372)  JJB Sports PLC - (United Kingdom) **                                       (13,135,252)
                                                                                   ------------------
             SUGAR ((1.33)%)
(1,516,422)  Tate & Lyle PLC - (United Kingdom)**                                       (17,265,950)
                                                                                   ------------------
             TELECOMMUNICATIONS SERVICES ((0.76)%)
  (501,634)  Telenor ASA - (Norway) *,**                                                 (9,830,798)
                                                                                   ------------------
             TELEPHONE - INTEGRATED ((3.19)%)
  (418,116)  Belgacom Sa - (Belgium) **                                                 (18,549,931)
  (530,448)  Deutsche Telekom AG - (Germany) **                                          (9,807,457)
  (467,765)  France Telecom SA - (France) **                                            (12,887,480)
                                                                                   ------------------
                                                                                        (41,244,868)
                                                                                   ------------------
             TRANSPORTATION SERVICES ((1.29)%)
(4,555,595)  Stagecoach Group Plc - (United Kingdom) **                                 (16,703,482)
                                                                                   ------------------
             TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Cost
             $(456,350,901))                                                           (454,148,502)
                                                                                   ------------------
             SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS
             $(456,350,901))                                                           (454,148,502)
                                                                                   ------------------
             DERIVATIVE CONTRACTS (0.24%)

             CURRENCY FORWARDS (0.24)%
                Purchase Contracts                                                        4,358,298
                Sale Contracts                                                           (1,201,488)
                                                                                   ------------------
             TOTAL CURRENCY FORWARDS                                                      3,156,810
                                                                                   ------------------
             TOTAL DERIVATIVE CONTRACTS - net                                             3,156,810
                                                                                   ------------------
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS -- ((28.90)%)                              (373,799,773)
                                                                                   ------------------
TOTAL NET ASSETS -- 100.00%                                                        $  1,293,093,295
                                                                                   ==================

*     Non-income producing security

**    Foreign

(a) Partially or wholly held ($ 1,393,353,463 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

     The preceding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2007

DERIVATIVE CONTRACTS

FOREIGN CURRENCY FORWARDS

UBS TAMARACK INTERNATIONAL FUND, L.L.C. HAD THE FOLLOWING OPEN FOREIGN CURRENCY FORWARDS AS OF JUNE 30, 2007:

                                                                         Value on
Open Foreign Currency                                                    Settlement                              Unrealized
Purchase Contracts                                                       Date            Current Value   Appreciation   Depreciation
------------------------------------------------------------------------------------------------------------------------------------
British Pounds
expiring 08/10/07                                                        $ 169,312,074   $ 170,755,181   $  1,443,107   $         --
------------------------------------------------------------------------------------------------------------------------------------
Danish Krone
expiring 08//10/07                                                          24,080,602      24,283,710        203,108             --
------------------------------------------------------------------------------------------------------------------------------------
Swedish Krona
expiring 08/10/07                                                           26,964,183      27,136,554        172,371             --
------------------------------------------------------------------------------------------------------------------------------------
Euros
expiring 08/10/07                                                          253,529,735     255,828,990      2,299,255             --
------------------------------------------------------------------------------------------------------------------------------------
Swiss Francs
expiring 08/10/07                                                          104,728,600     104,969,058        363,874        123,417
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         $  4,481,715   $    123,417
                                                                                                         ===========================

                                                                         Value on
Open Foreign Currency                                                    Settlement                              Unrealized
Sale Contracts                                                           Date            Current Value   Appreciation   Depreciaiton
------------------------------------------------------------------------------------------------------------------------------------
British Pounds
expiring 08/10/07                                                        $ 411,611,126   $ 415,555,653   $         --   $  3,944,528
------------------------------------------------------------------------------------------------------------------------------------
Euros
expiring 08/10/07                                                          998,594,077     996,099,400      5,037,645      2,542,967
------------------------------------------------------------------------------------------------------------------------------------
Danish Krone
expiring 08/10/07                                                           67,281,392      67,131,194        268,804        240,851
------------------------------------------------------------------------------------------------------------------------------------
Swedish Krona
expiring 08/10/07                                                           78,695,571      79,080,932        904,627      2,039,249
------------------------------------------------------------------------------------------------------------------------------------
Swiss Francs
expiring 08/10/07                                                          137,051,811     138,186,433      1,734,024        378,993
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         $  7,945,100   $  9,146,588
                                                                                                         ===========================

Total net unrealized appreciation on foreign currency forwards                                                          $  3,156,810
                                                                                                                        ============

The Fund had outstanding Taiwan Dollar denominated currency used to purchase Taiwanese equity investments. The unrealized Gain on this foreign denominated currency was $49,756 at June 30, 2007 and has been included in Change in net unrealized appreciation/depreciation from Investments on the Statement of Operations.

     The preceding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                   JUNE 30, 2007

INVESTMENTS AND DERIVATIVE CONTRACTS

                                                                      June 30, 2007
Investments - By Country                                      Percentage of Net Assets (%)
------------------------                                      ----------------------------
   United Kingdom                                                         20.82%
   Netherlands                                                            19.71%
   France                                                                 18.10%
   Germany                                                                13.40%
   Sweden                                                                 10.64%
   Italy                                                                  10.46%
   Switzerland                                                             8.22%
   Ireland                                                                 7.84%
   Hong Kong                                                               5.95%
   Denmark                                                                 5.07%
   Portugal                                                                5.06%
   China                                                                   1.55%
   United States                                                           1.50%
   Indonesia                                                               0.95%
   Singapore                                                               0.92%
   Taiwan                                                                  0.83%
   Philippines                                                             0.77%
   Malaysia                                                                0.77%
   Korea                                                                   0.64%
   India                                                                   0.60%
   Thailand                                                                0.37%
   Japan                                                                   0.21%
   Austria                                                                (0.92%)
   Norway                                                                 (1.24%)
   Belgium                                                                (1.43%)
   Spain                                                                  (2.13%)

                                                                      June 30, 2007
Investment in Foreign Currency Forwards - By Currency         Percentage of Net Assets (%)
-----------------------------------------------------         ----------------------------
   Euro                                                                    0.37%
   Swiss Francs                                                            0.12%
   Danish Krone                                                            0.02%
   Swedish Krona                                                          (0.08%)
   British Pounds                                                         (0.19%)

     The preceding notes are an integral part of these financial statements.

                     UBS TAMARACK INTERNATIONAL FUND, L.L.C.

      The Directors (including the Independent Directors) last evaluated the Investment Advisory Agreement at a meeting on February 1, 2007. The Directors met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Investment Advisory Agreement. The Directors reviewed materials furnished by the Adviser, including information regarding the Adviser, its affiliates and its personnel, operations and financial condition. Tables indicating comparative fee information, and comparative performance information, as well as a summary financial analysis for the Fund, were also included in the meeting materials and were reviewed and discussed. The Directors discussed with representatives of the Adviser the Fund's operations and the Adviser's ability to provide advisory and other services to the Fund.

      The Independent Directors reviewed, among other things, the nature of the advisory services to be provided to the Fund by the Adviser, including its investment process, and the experience of the investment advisory and other personnel proposing to provide services to the Fund. The Independent Directors discussed the ability of the Adviser to manage the Fund's investments in accordance with the Fund's stated investment objectives and policies, as well as the services to be provided by the Adviser to the Fund, including administrative and compliance services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund. The Independent Directors acknowledged the Adviser's employment of highly skilled investment professionals, research analysts and administrative, legal and compliance staff members to ensure that a high level of quality in compliance and administrative services would be provided to the Fund. The Independent Directors also recognized the benefits which the Fund derives from the resources available to the Adviser and the Adviser's affiliates, including UBS AG and UBS Financial Services Inc. ("UBS Financial"). Accordingly, the Independent Directors felt that the quality of service offered by the Adviser to the Fund was appropriate, and that the Adviser's personnel had sufficient expertise to manage the Fund.

      The Independent Directors reviewed the performance of the Fund and compared that performance to the performance of other investment companies presented by UBS Financial which had objectives and strategies similar to those of the Fund and which are managed by other, third-party investment advisers ("Comparable Funds"). The Independent Directors determined that the Fund's performance was consistent with that of its Comparable Funds by noting that the Fund's performance was the second highest for 2006. When measured by annualized performance since inception, the Fund's performance was below the median performance but was significantly better than that of the lowest performing Comparable Fund. The Independent Directors also compared the volatility of the Fund to that of its Comparable Funds. The Directors observed that the Fund had the lowest volatility of its Comparable Funds.

      The Directors considered the fees being charged by the Adviser for its services to the Fund as compared to those charged to the Comparable Funds, and as compared to the management and incentive fees charged by UBS Fund Advisor, L.L.C. ("UBSFA") and its affiliates for other UBS alternative investment products. The information presented to the Directors showed that the management fee being charged to the Fund was the lowest management fee being charged to its Comparable Funds, and that the incentive fee being charged to the Fund was equal to that of each of its Comparable Funds. In comparing the management and incentive fees being charged to the Fund to the fees being charged by UBSFA and its affiliates for other UBS alternative investment products, the Directors observed that the management fee being charged to the Fund was at the median of the management fees being charged to other Alternative Investment Group funds, and also was the next to lowest management fee for such other UBS alternative products, and that the Fund's incentive fee was generally equal to the highest incentive fee being charged by UBSFA and its affiliates for other UBS alternative products, but was not higher than any incentive fee being charged to any single-manager (I.E., non-fund-of-funds) Fund. In light of the foregoing, the Directors felt that the combination of management fee and incentive fee being charged to the Fund was appropriate.

      The Directors also considered the profitability of UBSFA both before payment to brokers and after payment to brokers and concluded that the profits to be realized by UBSFA and its affiliates under the Fund's Investment Advisory Agreement and from other relationships between the Fund and the UBSFA were within a range the Directors considered reasonable and appropriate. The Directors also discussed the fact that the Fund was not large enough at that time to support a request for breakpoints due to economies of scale. The Independent Directors determined that the fees were reasonable. The Directors concluded that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)  Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)    Not applicable.

     (a)(2)    Certifications  pursuant to Rule 30a-2(a)  under the 1940 Act and
               Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)    Not applicable.

     (b)       Certifications  pursuant to Rule 30a-2(b)  under the 1940 Act and
               Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Tamarack International Fund L.L.C.
                         -------------------------------------------------------

By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date          August 24, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date          August 24, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Accounting Officer (principal financial officer)

Date          August 24, 2007
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.